Financial Instruments - Summary of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash and cash equivalents
Cash at bank and in hand		€ 2,672	€ 2,457	€ 2,157
Short-term deposits with maturity of three months or less		2,176	1,693	1,568
Other cash equivalents		7	35	186
Cash and cash equivalents		4,855	4,185	3,911
Other financial assets
Financial assets at amortised cost	[1]	774	578	239
Financial assets at fair value through other comprehensive income	[2]			110
Derivatives that relate to financial liabilities		69	20	411
Other	[3]	257	309	153
Other financial assets		1,100	907	913
Current financial assets	[4]	5,955	5,092	4,824
Cash and cash equivalents
Cash at bank and in hand
Short-term deposits with maturity of three months or less
Other cash equivalents
Cash and cash equivalents
Other financial assets
Financial assets at amortised cost	[1]	129	220	260
Financial assets at fair value through other comprehensive income	[2]	304	266	217
Derivatives that relate to financial liabilities		96	114
Other	[3]	286	274	228
Other financial assets		815	874	705
Non-current financial assets	[4]	815	874	705
Cash and cash equivalents
Cash at bank and in hand		2,672	2,457	2,157
Short-term deposits with maturity of three months or less		2,176	1,693	1,568
Other cash equivalents		7	35	186
Cash and cash equivalents		4,855	4,185	3,911
Other financial assets
Financial assets at amortised cost	[1]	903	798	499
Financial assets at fair value through other comprehensive income	[2]	304	266	327
Derivatives that relate to financial liabilities		165	134	411
Other	[3]	543	583	381
Other financial assets		1,915	1,781	1,618
Total	[4]	€ 6,770	€ 5,966	€ 5,529

[1]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €94 million (December 2019: €136 million) and investment in bonds of €nil million (December 2019: €56 million).
[2]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €284 million (December 2019: €244 million).
[3]	Included within current financial assets at fair value through profit or loss are highly liquid debt mutual funds. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.
[4]	Financial assets exclude trade and other current receivables.